Unaudited Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Thousands of Shares of Common Stock Outstanding	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss	Non-controlling Interests	Thousands of Shares of Common Stock Outstanding
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive loss					$ (2,273)
Beginning Balance (in shares) at Dec. 31, 2018		100,435,000
Beginning Balance at Dec. 31, 2018	$ 2,867,028		$ 1,045,659	$ (234,395)			$ 2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				(84,257)
Net Income (Loss) Attributable to Noncontrolling Interest							22,793
Net income (loss)	(61,464)
Other comprehensive loss	(22,347)					$ (7,247)	(15,100)
Dividends declared	$ 13,892			5,385			13,892	$ 5,385
Dividends declared per share	$ 0.055
Employee stock compensation and other, number of shares		264,000
Employee stock compensation and other	$ 2,964		2,964
Change in accounting policy	(2,991)			606		(1,604)	(1,993)
Changes to non-controlling interest from equity contributions and other	7,823			1,526		0
Changes to non-controlling interest from equity contributions and other							(9,349)
Ending Balance (in shares) at Mar. 31, 2019		100,699,000
Ending Balance at Mar. 31, 2019	2,756,090		1,048,623	(321,905)			2,040,496
Beginning Balance (in shares) at Dec. 31, 2018		100,435,000
Beginning Balance at Dec. 31, 2018	2,867,028		1,045,659	(234,395)			2,058,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(321,920)
Net Income (Loss) Attributable to Noncontrolling Interest	50,437
Net income (loss)	(271,483)
Other comprehensive loss	(72,956)
Ending Balance (in shares) at Sep. 30, 2019		100,784,000
Ending Balance at Sep. 30, 2019	2,448,900		1,050,898	(558,016)			1,983,896
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive loss					(11,124)
Beginning Balance (in shares) at Mar. 31, 2019		100,699,000
Beginning Balance at Mar. 31, 2019	2,756,090		1,048,623	(321,905)			2,040,496
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				(39,485)
Net Income (Loss) Attributable to Noncontrolling Interest							5,374
Net income (loss)	(34,111)
Other comprehensive loss	(31,182)					(10,019)	(21,163)
Dividends declared	16,574						16,574
Employee stock compensation and other, number of shares		85,000
Employee stock compensation and other	908		908
Changes to non-controlling interest from equity contributions and other	2,506			228
Changes to non-controlling interest from equity contributions and other							(2,734)
Ending Balance (in shares) at Jun. 30, 2019		100,784,000
Ending Balance at Jun. 30, 2019	2,672,625		1,049,531	(361,162)			2,005,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive loss					(21,143)
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(198,178)			(198,178)
Net Income (Loss) Attributable to Noncontrolling Interest	22,270						22,270
Net income (loss)	(175,908)
Other comprehensive loss	(19,427)					(6,735)	(12,692)
Dividends declared	16,516						16,516
Employee stock compensation and other	1,367		1,367
Changes to non-controlling interest from equity contributions and other	13,241			1,324
Changes to non-controlling interest from equity contributions and other							(14,565)
Ending Balance (in shares) at Sep. 30, 2019		100,784,000
Ending Balance at Sep. 30, 2019	2,448,900		1,050,898	(558,016)			1,983,896
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive loss					(27,878)
Accumulated other comprehensive loss	$ (23,737)				(23,737)
Beginning Balance (in shares) at Dec. 31, 2019	100,784,422	100,784,000
Beginning Balance at Dec. 31, 2019	$ 2,571,593		1,052,284	(546,684)			2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				(49,805)
Net Income (Loss) Attributable to Noncontrolling Interest							101,807
Net income (loss)	52,002
Other comprehensive loss	(53,911)					(17,624)	(36,287)
Dividends declared	16,353						16,353
Employee stock compensation and other, number of shares		324,000
Employee stock compensation and other	1,238		1,238
Change in accounting policy	(53,300)			(17,216)			(36,084)
Changes to non-controlling interest from equity contributions and other	14,605			2,912		(321)
Changes to non-controlling interest from equity contributions and other							(17,196)
Ending Balance (in shares) at Mar. 31, 2020		101,108,000
Ending Balance at Mar. 31, 2020	$ 2,486,664		1,053,522	(610,793)			2,085,617
Beginning Balance (in shares) at Dec. 31, 2019	100,784,422	100,784,000
Beginning Balance at Dec. 31, 2019	$ 2,571,593		1,052,284	(546,684)			2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(63,489)
Net Income (Loss) Attributable to Noncontrolling Interest	199,603
Net income (loss)	136,114
Other comprehensive loss	$ (57,591)
Ending Balance (in shares) at Sep. 30, 2020	101,108,886	101,109,000
Ending Balance at Sep. 30, 2020	$ 2,529,930		1,056,113	(507,462)			2,033,112
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive loss					(41,682)
Beginning Balance (in shares) at Mar. 31, 2020		101,108,000
Beginning Balance at Mar. 31, 2020	2,486,664		1,053,522	(610,793)			2,085,617
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted				21,723
Net Income (Loss) Attributable to Noncontrolling Interest							103,777
Net income (loss)	125,500
Other comprehensive loss	(8,192)					(2,958)	(5,234)
Dividends declared	19,166						19,166
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)		(1,000)
Employee stock compensation and other	1,368		1,368
Changes to non-controlling interest from equity contributions and other	1,067			116,818		(9,030)
Changes to non-controlling interest from equity contributions and other							(106,721)
Ending Balance (in shares) at Jun. 30, 2020		101,107,000
Ending Balance at Jun. 30, 2020	2,587,241		1,054,890	(472,252)			2,058,273
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive loss					(53,670)
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(35,407)			(35,407)
Net Income (Loss) Attributable to Noncontrolling Interest	(5,981)						(5,981)
Net income (loss)	(41,388)
Other comprehensive loss	4,512					1,824	2,688
Dividends declared	22,562						22,562
Employee stock compensation and other, number of shares		2,000
Employee stock compensation and other	1,223		1,223
Changes to non-controlling interest from equity contributions and other	$ 904			197		$ 13
Changes to non-controlling interest from equity contributions and other							694
Ending Balance (in shares) at Sep. 30, 2020	101,108,886	101,109,000
Ending Balance at Sep. 30, 2020	$ 2,529,930		$ 1,056,113	$ (507,462)			$ 2,033,112
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive loss	$ (51,833)				$ (51,833)